Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 1,121,103
Prepaid expenses	366,500
Total current assets	1,487,603
Cash and investments held in Trust Account	345,082,119
Total Assets	346,569,722
Current liabilities:
Accounts payable and accrued expenses	292,647
Total current liabilities	292,647
Derivative warrant liabilities	40,685,669
Deferred underwriting compensation	12,075,000
Total Liabilities	53,053,316
Commitments and Contingencies
Class A common stock subject to possible redemption; 28,851,640 shares at redemption value of $10.00 per share	288,516,400
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	22,374,012
Accumulated deficit	(17,375,434)
Total Stockholders’ Equity	5,000,006
Total Liabilities and Stockholders’ Equity	346,569,722
Class A Common Stock
Stockholders’ Equity:
Common stock, value	565
Total Stockholders’ Equity	565
Class B Common Stock
Stockholders’ Equity:
Common stock, value	863
Total Stockholders’ Equity	$ 863